Equity-Accounted Investees - Estimated payments on plasma centers (Details) € in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2021	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)
Biotek America LLC
Equity Accounted Investees
Percentage of economic exposure to assets and liabilities		100.00%	100.00%
Adjustments in reserves			€ 39,344
Proportion of ownership interest in joint arrangement	75.00%	75.00%	75.00%
ImmunoTek Bio Centers, LLC
Equity Accounted Investees
Amounts payable for plasma centers net of deposits paid		$ 416,811	€ 378,920
Within one year | ImmunoTek Bio Centers, LLC
Equity Accounted Investees
Amounts payable for plasma centers net of deposits paid		273,663	248,785
Two years | ImmunoTek Bio Centers, LLC
Equity Accounted Investees
Amounts payable for plasma centers net of deposits paid		81,238	73,853
Three years | ImmunoTek Bio Centers, LLC
Equity Accounted Investees
Amounts payable for plasma centers net of deposits paid		$ 61,910	€ 56,282